STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Professional fees and other expenses	$ (375,004)			$ (247,757)			$ (1,211,464)	$ (790,882)	$ (1,077,427)	$ (1,853,300)
Franchise tax				800			3,247	(21,250)	(21,297)	(163,296)
LOSS FROM OPERATIONS	(375,004)			(246,957)			(1,208,217)	(812,132)	(1,098,724)	(2,016,596)
Other income (expense):
Interest earned and unrealized loss on marketable securities held in Trust Account				48,576				331,690
Interest earned on marketable securities held in Trust Account									372,050	1,566,410
Change in fair value of forward purchase agreement	0			(45,239)			665,116	(212,503)	(235,095)
TOTAL OTHER LOSS BEFORE TAXES	(375,004)			(243,620)			(670,325)	(692,945)	(961,769)	(450,186)
Income Tax Expense				(10,013)				(64,836)	(72,824)	(250,739)
NET LOSS	(375,004)	$ (703,701)	$ 408,380	(253,633)	$ (332,537)	$ (171,611)	(670,325)	(757,781)	(1,034,593)	(700,925)
Common stock subject to possible redemption
Other income (expense):
NET LOSS	$ (26,427)			$ (25,029)			$ (50,207)	$ (181,464)	$ (212,955)	$ (542,232)
Basic Weighted average shares outstanding	246,472			355,933			263,211	1,023,640	842,606	11,058,904
Diluted Weighted average shares outstanding	246,472			355,933			263,211	1,023,640	842,606	11,058,904
Basic net loss per share	$ (0.11)			$ (0.07)			$ (0.19)	$ (0.18)	$ (0.25)	$ (0.05)
Diluted net loss per share	$ (0.11)			$ (0.07)			$ (0.19)	$ (0.18)	$ (0.25)	$ (0.05)
Common stock not subject to possible redemption
Other income (expense):
NET LOSS	$ (348,577)			$ (228,604)			$ (620,118)	$ (576,317)	$ (821,638)	$ (158,693)
Basic Weighted average shares outstanding	3,251,000			3,251,000			3,251,000	3,251,000	3,251,000	3,236,578
Diluted Weighted average shares outstanding	3,251,000			3,251,000			3,251,000	3,251,000	3,251,000	3,236,578
Basic net loss per share	$ (0.11)			$ (0.07)			$ (0.19)	$ (0.18)	$ (0.25)	$ (0.05)
Diluted net loss per share	$ (0.11)			$ (0.07)			$ (0.19)	$ (0.18)	$ (0.25)	$ (0.05)